Revenue	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Revenue
28.	Revenue

(a)	Disaggregation of revenue
Details of revenue disaggregated by types of revenue and timing of revenue recognition for the years ended December 31, 2023, 2024 and 2025 are as follows:

1)	For the year ended December 31, 2023

(in millions of Won)			Infrastructure
	Steel		Trading	Construction	Logistics and others	Rechargeable Battery Materials	Others	Total
Types of revenue
Revenue from sales of goods	￦	39,435,236	20,973,059	—	17,923	3,775,215	—	64,201,433
Revenue from services		807,142	3,056,272	142,902	397,421	4,415	13,082	4,421,234
Revenue from construction contract		—	—	8,070,120	—	36,404	—	8,106,524
Others		150,895	4,175	17,460	55,269	8	99,551	327,358

	￦	40,393,273	24,033,506	8,230,482	470,613	3,816,042	112,633	77,056,549

Timing of revenue recognition
Revenue recognized at a point in time	￦	39,586,131	20,977,234	375,118	73,192	3,775,223	99,551	64,886,449
Revenue recognized over time		807,142	3,056,272	7,855,364	397,421	40,819	13,082	12,170,100

	￦	40,393,273	24,033,506	8,230,482	470,613	3,816,042	112,633	77,056,549

2)	For the year ended December 31, 2024

(in millions of Won)			Infrastructure
	Steel		Trading	Construction	Logistics and others	Rechargeable Battery Materials	Others	Total
Types of revenue
Revenue from sales of goods	￦	38,049,273	20,059,155	—	11,894	2,783,237	—	60,903,559
Revenue from services		889,556	2,736,866	127,572	363,384	3,676	3,579	4,124,633
Revenue from construction contract		—	—	8,052,414	—	25,636	—	8,078,050
Others		165,266	7,752	64,285	46,464	—	69,399	353,166

	￦	39,104,095	22,803,773	8,244,271	421,742	2,812,549	72,978	73,459,408

Timing of revenue recognition
Revenue recognized at a point in time	￦	38,214,539	20,066,907	1,326,130	58,358	2,783,237	69,399	62,518,570
Revenue recognized over time		889,556	2,736,866	6,918,141	363,384	29,312	3,579	10,940,838

	￦	39,104,095	22,803,773	8,244,271	421,742	2,812,549	72,978	73,459,408

3)	For the year ended December 31, 2025

(in millions of Won)			Infrastructure
	Steel		Trading	Construction	Logistics and others	Rechargeable Battery Materials	Others	Total
Types of revenue
Revenue from sales of goods	￦	36,276,548	21,387,183	—	1,174	2,036,620	759	59,702,284
Revenue from services		852,575	2,259,069	131,558	259,477	3,780	3,803	3,510,262
Revenue from construction contract		—	—	5,355,413	—	43,484	—	5,398,897
Others		155,736	97,852	20,506	48,047	12,434	40,920	375,495

	￦	37,284,859	23,744,104	5,507,477	308,698	2,096,318	45,482	68,986,938

Timing of revenue recognition
Revenue recognized at a point in time	￦	36,432,284	21,485,035	80,554	49,221	2,049,054	41,680	60,137,828
Revenue recognized over time (*1)		852,575	2,259,069	5,426,923	259,477	47,264	3,802	8,849,110

	￦	37,284,859	23,744,104	5,507,477	308,698	2,096,318	45,482	68,986,938

(*1)	The amount generated from the construction contract revenue recognized over time by POSCO Eco & Challenge Co., Ltd. is ￦ 5,193,949 million.

(b)	Details of contract assets and liabilities from contracts with customers as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Receivables
Trade accounts and notes receivable	￦	9,374,086	9,633,285

Contract assets
Due from customers for contract work		1,475,180	1,570,397

Contract liabilities(*)
Advances received		342,314	646,609
Due to customers for contract work		452,839	727,902
Unearned revenue		89,807	100,967

(*)	Details of the contract liabilities balance of POSCO Eco & Challenge Co., Ltd., a major subsidiary, that were recognized as revenue for the years ended December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Contract liability balance at the beginning of the reporting period recognized as revenue	￦	1,040,198	334,179